Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax (Details) [Line Items]
Net tax loss	$ 305,022,000	$ 276,166,000	$ 279,752,000
Deferred tax asset	76,256,000	69,041,000	82,751,000
Tax carry forward amount	$ 84,932,000
Tax carry forward expiration period	7 years
Tax credits	$ 372,000	462,000	422,000
Potential deferred tax asset	7,251,000	$ 7,166,000	$ 12,919,000
Business Combinations [Member]
Income Tax (Details) [Line Items]
Net tax loss	13,400,000
Potential deferred tax asset	$ 3,000,000